SCUDDER
                                                                     INVESTMENTS

Scudder Large Cap Value Fund

Scudder Large Company Value Fund

Scudder Tax Advantaged Dividend Fund

Supplement to the currently effective prospectuses

--------------------------------------------------------------------------------

The following revises "The portfolio managers" section of the prospectuses.


The following people handle the day-to-day management of each fund:

 Scudder Large Cap Value Fund
 Scudder Large Company Value Fund

   Thomas F. Sassi                                 Steve Scrudato
   Managing Director of Deutsche Asset             CFA, Director of Deutsche Asset
   Management and Lead Portfolio Manager of        Management and Portfolio Manager
   the funds.                                      of the funds.
   o   Joined Deutsche Asset Management            o   Joined Deutsche Asset Management
       in 1996.                                        in 2000 as a portfolio specialist,
   o   Joined Scudder Large Cap Value Fund             Large Cap Value: New York.
       in 1997 and Scudder Large Company           o   Prior to that, 11 years of experience as
       Value Fund in 2003.                             a product specialist and client service
   o   Over 32 years of investment industry            executive at Dreyfus Investment
       experience.                                     Advisors and various investment
   o   MBA, Hofstra University.                        consulting and manager research
                                                       positions at Diversified Investment
                                                       Advisors and PaineWebber.
                                                   o    Joined the funds in 2004.



 Scudder Tax Advantaged Dividend Fund              Janet Campagna
                                                   Managing Director of Deutsche Asset
   David Hone                                      Management and Portfolio Manager of
   CFA, Director of Deutsche Asset                 the fund.
   Management and Lead Portfolio Manager of        o   Joined Deutsche Asset Management
   the fund.                                           in 1999 and the fund in 2003.
   o   Joined Deutsche Asset Management            o   Head of global and tactical asset
       in 1996 as an equity analyst for                allocation.
       consumer cyclicals, consumer staples and    o   Investment strategist and manager of
       financials.                                     the asset allocation strategies group
   o   Prior to that, eight years of experience        for Barclays Global Investors from
       as a senior underwriter for Chubb &             1994 to 1999.
       Son.                                        o   Over 15 years of investment industry
   o   Portfolio manager for Scudder Large             experience.
       Company Value Fund, 2002-2003.              o   Master's degree in Social Science from
   o   Joined the fund in 2003.                        California Institute of Technology.
                                                   o   Ph.D in Political Science from
                                                       University of California at Irvine.



 Scudder Tax Advantaged Dividend Fund (continued)

   Jan C. Faller                                    Steve Scrudato
   CFA, Managing Director of Deutsche               CFA, Director of Deutsche Asset
   Asset Management and Portfolio                   Management and Portfolio Manager of the fund.
   Manager of the fund.                             o   Joined Deutsche Asset Management
   o   Joined Deutsche Asset Management                 in 2000 as a portfolio specialist,
       in 1999 after nine years of experience           Large Cap Value: New York.
       as investment manager for PanAgora           o   Prior to that, 11 years of experience as
       Asset Management and banking officer             a product specialist and client service
       for Wainwright Bank & Trust Co.                  executive at Dreyfus Investment
   o   Portfolio manager for Enhanced                   Advisors and various investment
       Strategies & Mutual Funds Group: New York.       consulting and manager research
   o   MBA, Amos Tuck School, Dartmouth College.        positions at Diversified Investment
   o   Joined the fund in 2003.                         Advisors and PaineWebber.
                                                    o   Joined the fund in 2004.





               Please retain this supplement for future reference.

July 14, 2004
SMF-3638
PS78/49/339-2A-074